Benefit Plans (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Benefit Plans
Matching contributions by the Company as percentage of employees' contributions	50.00%		50.00%
Maximum contributions as percentage of employees' gross pay	6.00%		6.00%
Contributions	$ 382	$ 248	$ 1,122	$ 720	$ 514